SHARE OPTIONS AND WARRANTS - Narratives (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Weighted average remaining contractual life of options and warrants (in months)	93 months	102 months
Estimated percentage of exercisable shares on enlarged share capital (in %)	61.00%	2.00%